UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim U.S. Government Securities Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim U.S. Government Securities Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$69,663,223
Cash	12,156
Collateral for securities loaned	5,064,154
Interest receivable	298,766
Subscriptions receivable	79,954
Receivable for investments sold	0

Total assets	75,118,253

LIABILITIES:
Due to investment adviser	31,485
Payable upon return of securities loaned	5,064,154
Redemptions payable	145,388
Payable for investments purchased	6,386,002
Payable to custodian

Total liabilities	11,627,029

NET ASSETS	$63,491,224

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$603,017
Additional paid-in capital	65,223,484
Net unrealized depreciation on investments	(2,214,402)
Undistributed net investment income	100,509
Accumulated net realized loss on investments	(221,384)

NET ASSETS	$63,491,224

NET ASSET VALUE PER OUTSTANDING SHARE	$10.53
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	6,030,169

(1) Cost of investments in securities:	$71,877,625

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$1,642,531
Income from securities lending	4,251

Total income	1,646,782

EXPENSES:
Management fees	191,766

NET INVESTMENT INCOME	1,455,016

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(239,029)
Change in net unrealized depreciation on investments	(1,452,779)

Net realized and unrealized loss on investments	(1,691,808)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(236,792)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,455,016	$2,939,329
Net realized gain (loss) on investments	(239,029)	142,750
Change in net unrealized depreciation on investments	(1,452,779)	(1,595,356)

Net increase (decrease) in net assets resulting from operations	(236,792)	1,486,723

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,371,571)	(2,944,949)
From net realized gains	0	(391,405)

Total distributions	(1,371,571)	(3,336,354)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	8,593,110	18,470,155
Reinvestment of distributions	1,371,571	3,336,354
Redemptions of shares	(10,724,585)	(24,447,103)

Net decrease in net assets resulting from share transactions	(759,904)	(2,640,594)

Total decrease in net assets	(2,368,267)	(4,490,225)

NET ASSETS:
Beginning of period	65,859,491	70,349,716

End of period (1)	$63,491,224	$65,859,491
	0	0
OTHER INFORMATION:

SHARES:
Sold	802,726	1,672,940
Issued in reinvestment of distributions	129,654	305,381
Redeemed	(1,001,729)	(2,216,469)

Net decrease	(69,349)	(238,148)

(1) Including undistributed net investment income	$100,509	$17,064

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$10.80	$11.10	$11.15	$11.43	$11.00	$10.87

Income from Investment Operations

Net investment income	0.25	0.47	0.47	0.48	0.19	0.60
Net realized and unrealized gain (loss)	(0.29)	(0.23)	(0.05)	(0.19)	0.43	0.15

Total Income (Loss) From
Investment Operations	(0.04)	0.24	0.42	0.29	0.62	0.75

Less Distributions

From net investment income	(0.23)	(0.48)	(0.46)	(0.48)	(0.19)	(0.62)
From net realized gains	0.00	(0.06)	(0.01)	(0.09)

Total Distributions	(0.23)	(0.54)	(0.47)	(0.57)	(0.19)	(0.62)

Net Asset Value, End of Period	$10.53	$10.80	$11.10	$11.15	$11.43	$11.00

Total Return	(0.37%)	2.19%	3.90%	2.57%	9.81%	7.07%

Net Assets, End of Period ($000)	$63,491	$65,859	$70,350	$78,434	$82,835	$93,613

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	4.55%	*	4.27%	4.17%	4.28%	5.25%	5.65%

Portfolio Turnover Rate	18.67%		46.48%	62.58%	71.74%	91.64%	66.47%

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

BONDS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

AGENCY --- 69.25%
327,148 Fannie Mae 337,474
7.000% December 1, 2031
5,057,018 Fannie Mae 4,730,207
5.000% September 1, 2035
289,200 Fannie Mae 277,971
5.500% November 1, 2035
499,347 Fannie Mae 491,040
6.000% February 1, 2032
946,579 Fannie Mae 951,237
6.000% November 1, 2017
955,753 Fannie Mae 922,302
5.000% May 1, 2018
496,669 Fannie Mae 479,131
5.000% June 1, 2018
824,365 Fannie Mae 793,906
5.500% April 1, 2034
1,297,611 Fannie Mae 1,249,397
5.500% January 1, 2035

677,579 Fannie Mae 658,687
5.026% September 1, 2034
1,414,068 Fannie Mae 1,360,156
5.500% April 1, 2035
1,691,402 Fannie Mae 1,625,729
5.500% August 1, 2035
509,616 Fannie Mae 516,225
6.500% December 1, 2031
220,292 Fannie Mae 225,008
6.500% February 1, 2017
345,191 Fannie Mae 339,478
5.500% January 1, 2018
81,260 Fannie Mae 88,927
9.500% September 1, 2020
1,983,026 Fannie Mae 2,008,743
6.500% January 1, 2032
175,230 Fannie Mae 180,788
7.000% September 1, 2031
1,033,738 Fannie Mae 997,247
5.500% July 1, 2033
1,113,816 Fannie Mae 1,074,658
5.000% August 1, 2018
2,600,000 Federal Home Loan Bank ** ^^ 2,558,434
5.250% June 18, 2014


452,525 Freddie Mac 422,969
5.000% May 1, 2035
384,549 Freddie Mac 377,699
5.500% March 1, 2017
770,614 Freddie Mac 742,122
5.500% October 1, 2034
1,968,299 Freddie Mac 1,931,394
6.000% March 1, 2036
1,132,562 Freddie Mac 1,092,614
5.500% May 1, 2033
1,178,625 Freddie Mac 1,137,053
5.500% June 1, 2033
1,024,814 Freddie Mac 988,715
5.000% December 1, 2017
1,166,376 Freddie Mac 1,103,634
4.500% March 1, 2018
746,460 Freddie Mac 770,253
7.000% June 1, 2031
6,300,009 Freddie Mac 6,380,729
6.500% September 1, 2036
128,058 Freddie Mac 140,967
11.000% July 1, 2020
560,955 Freddie Mac 550,495
5.000% July 1, 2009
20,656 Freddie Mac 22,539
9.500% April 1, 2025
632,024 Freddie Mac 597,954
4.500% May 1, 2018
932,247 Freddie Mac 899,365

5.500% August 1, 2033
695,900 Freddie Mac 671,761
5.500% October 1, 2033
401,088 Freddie Mac 386,861
5.500% July 1, 2034
2,535,619 Freddie Mac 2,369,859
5.000% August 1, 2035
221,207 Freddie Mac 227,532
7.000% September 1, 2032
18,465 Freddie Mac 19,353
10.250% October 1, 2010
771,025 Freddie Mac 743,918
5.500% September 1, 2033
297,050 Ginnie Mae 288,176
5.500% January 15, 2034
106,357 Ginnie Mae 110,183
7.500% October 15, 2013
35,039 Ginnie Mae 37,595
9.000% July 15, 2018
243,897 Ginnie Mae 251,861
7.000% February 15, 2026
44,457 Ginnie Mae II 46,214
7.500% October 20, 2028
786,677 Ginnie Mae II 759,982
5.500% November 20, 2034


13,305 Ginnie Mae II 14,451
9.500% May 20, 2022
1,240,353 Ginnie Mae II 1,197,778
5.500% February 20, 2035
2,191,560 Ginnie Mae II 2,063,213
5.000% October 20, 2033
24,423 Ginnie Mae II 25,388
7.500% December 20, 2028
$48,239,372

AGENCY MORTGAGED BACKED --- 15.44%
1,000,000 Fannie Mae 950,346
Series 2003-24 Class VM
5.500% November 25, 2021
807,475 Fannie Mae ++ 804,211
Series 2005-86 Class FC
5.360% October 25, 2035
5,000,000 Freddie Mac ++ 5,001,452
Series 3122 Class FP
5.430% March 15, 2036
1,531,832 US Department of Veterans Affairs 1,525,669
Series 2003-2 Class D
5.000% November 15, 2023
479,661 US Department of Veterans Affairs 481,066
Series 2002-1 Class 1A
6.000% October 15, 2031
2,000,000 US Department of Veterans Affairs 1,996,016
Series 2003-1 Class G

5.750% March 15, 2030
$10,758,760

COMMERCIAL MORTGAGED BACKED --- 5.43%
1,000,000 GS Mortgage Securities Corp II 942,574
Series 2005-GG4 Class AABA
4.680% July 10, 2039
1,000,000 JP Morgan Chase Commercial Mortgage Securities Co 957,421
Series 2002-C3 Class A2
4.994% July 12, 2035
1,939,026 JP Morgan Chase Commercial Mortgage Securities Co 1,883,131
Series 2004-C2 Class A1
4.278% May 15, 2041
$3,783,126

U.S. GOVERNMENTS --- 3.41%
1,000,000 United States of America ^^ 995,625
5.250% February 15, 2029
1,500,000 United States of America ^^ 1,382,227
4.000% February 15, 2015
$2,377,852

TOTAL BONDS --- 93.53% $65,159,110
(Cost $67,373,512)


SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

3,205,000 International Bank for Reconstruction & Development 3,204,113

JOINT REPURCHASE AGREEMENTS

1,300,000 Undivided interest of 9.8% in joint repurchase 1,300,000 agreement(Principal Amount/Value $13,300,000 with a maturity value of $13,326,689) with Merrill Lynch, 5.16%, dated
06/29/06, to be repurchased at $1,302,609 on 07/13/06,
collateralized by Fannie Mae, 6%, 4/1/36, with a value of
$13,566,482.00

TOTAL SHORT-TERM INVESTMENTS --- 6.47% $4,504,113
(Cost $4,504,113)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100% $69,663,223
(Cost $71,877,625)

Legend
** Security is an agency note with maturity date and interest rate indicated.
++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at June 30, 2006.

See Notes to Financial Statements

Maxim Series Fund, Inc.

Summary of Investments by Maturity Date

Maxim U.S. Government Securities Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Maturity	Value ($)	Investments
1 - 3 Years	$4,504,113	6.47%
3 - 5 Years	569,848	0.82%
5 - 10 Years	4,050,844	5.81%
10 - 20 Years	10,092,171	14.49%
20 - 30 Years	41,239,813	59.19%
Over 30 Years	9,206,434	13.22%
	$69,663,223	100.00%
	$ -
1 - 3 YEARS	$4,504,113	6.47%
3 - 5 YEARS	569,848	0.82%
5 - 10 YEARS	4,050,844	5.81%
10 - 20 YEARS	10,092,171	14.49%
20 - 30 YEARS	41,239,813	59.20%
OVER 30 YEARS	9,206,434	13.22%

	$69,663,223	100.00%

TOTAL FROM SOI	$69,663,223	$ -

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with the preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the “Payable for investments purchased” on the Statement of Assets and Liabilities. At June 30, 2006, there were no mortgage dollar rolls held.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, there were no purchases or sales of investment securities (excluding all U.S. Government securities and short-term securities). For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $11,969,221 and $15,931,615, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $71,859,471. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $194,106 and gross depreciation of securities in which there was an excess of tax cost over value of $2,390,355 resulting in net depreciation of $2,196,249.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $5,061,739 and received collateral of $5,064,154 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. The Portfolio had current year deferred post-October losses of $5,629.

7.	SUBSEQUENT EVENT

Effective immediately after the close of the New York Stock Exchange on July 14, 2006, the Portfolio was acquired by the Maxim U.S. Government Mortgage Portfolio. The Agreement and Plan of the Reorganization was approved by shareholders of the Portfolio on June 26, 2006.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006